Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Facility State	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Number of quarries distribution facilities and plants	400
Number of states with aggregates business sales by destination	32
Maximum FDIC, insurance limit to not available of funds in lockboxes	$ 250,000
Company policy for maximum cash maintained at one bank	100,000,000
Minimum at risk receivable balance for specific reserve	$ 50,000
Weighted-average fair value of stock option granted	$ 43.42	$ 36.48	$ 22.18
Minimum likelihood for recognition of tax benefit related to uncertain tax position	50.00%
Minimum
Significant Accounting Policies [Line Items]
Warranty term	9 months
Minimum | Certain construction contracts
Significant Accounting Policies [Line Items]
Warranty term	2 years
Maximum
Significant Accounting Policies [Line Items]
Warranty term	1 year
Maximum | Certain construction contracts
Significant Accounting Policies [Line Items]
Warranty term	10 years
Inventory Finished Goods
Significant Accounting Policies [Line Items]
Allowance for inventories in excess of sales requisite Record period	12 months
Expendable Parts Inventory
Significant Accounting Policies [Line Items]
Allowance for inventories in excess of sales requisite Record period	5 years
Supplies Inventory
Significant Accounting Policies [Line Items]
Allowance for inventories in excess of sales requisite Record period	1 year
Aggregates Product Line | Product Concentration Risk | Sales
Significant Accounting Policies [Line Items]
Total net sales, percentage	58.00%
Aggregates-Related Downstream Product Lines | Product Concentration Risk | Sales
Significant Accounting Policies [Line Items]
Total net sales, percentage	25.00%
Cement | Product Concentration Risk | Sales
Significant Accounting Policies [Line Items]
Total net sales, percentage	8.00%
Magnesia Specialty Products | Product Concentration Risk | Sales
Significant Accounting Policies [Line Items]
Total net sales, percentage	9.00%
Percentage of Aggregates Business Net Sales in Top Five Sales states | Geographic Concentration Risk | Sales
Significant Accounting Policies [Line Items]
Total net sales, percentage	68.00%
Texas | Cement | Product Concentration Risk | Sales
Significant Accounting Policies [Line Items]
Total net sales, percentage	71.00%
California | Cement | Product Concentration Risk | Sales
Significant Accounting Policies [Line Items]
Total net sales, percentage	24.00%